Summary of Accumulated Other Comprehensive Income (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 131,610
Other comprehensive income (loss)	30,404	$ (24,846)
Ending Balance	162,014	131,610
Unrealized Foreign Currency Translation Gains (Losses) [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	440,733	587,278
Other comprehensive income (loss)	175,630	(146,545)
Ending Balance	616,363	440,733
Foreign Exchange Gain (Loss) on Net Investment Hedge [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(309,123)	(430,822)
Other comprehensive income (loss)	(145,226)	121,699
Ending Balance	(454,349)	(309,123)
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	131,610	156,456
Other comprehensive income (loss)	30,404	(24,846)
Ending Balance	$ 162,014	$ 131,610